Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Advances to suppliers
Schedule of outstanding prepayments, net of any allowance to individual suppliers in excess of 10% of total prepayments to suppliers
	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Supplier A (third party)	143,962	70,644
Supplier B (third party)	50,200	68,059
Supplier C (third party)	38,591	47,733

Schedule of allowance for advances to supplier

	As of December 31,	As of December 31,	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	129,307	125,799	20,717
Allowance made during the year *	1,045	—	273
Recoveries	—	—	—
Written off *	(4,553)	(105,082)	(7,226)

Balance at end of the year	125,799	20,717	13,764

* As of December 31, 2014, full provision of RMB 63,331 was provided against the prepayment made to Hemlock under the Original Supply Agreement, as management could not conclude that such amount is recoverable. As of December 31, 2016, the Company wrote off this reserve against the asset, with no income statement impact, due to the settlement of Hemlock dispute (Refer to Note 26 Commitments and Contingencies). In addition, a supplier named General Silicon Solar Energy Electricity (Kunshan) Ltd. was closed as a result of bankruptcy in 2016. Full provision of RMB 35,839 was provided in 2011 and the gross balance of the prepayment were written off as of December 31, 2016.